Details of Significant Accounts - Revenue, schedule of disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue
Revenue from contracts with customers	$ 32,361	$ 28,194
At a point in time
Revenue
Revenue from contracts with customers	3,100	2,393
Over time
Revenue
Revenue from contracts with customers	29,261	25,801
United States
Revenue
Revenue from contracts with customers	12,361	11,308
United States | At a point in time
Revenue
Revenue from contracts with customers	972	505
United States | Over time
Revenue
Revenue from contracts with customers	11,389	10,803
Americas_ Others
Revenue
Revenue from contracts with customers	3,699	3,168
Americas_ Others | At a point in time
Revenue
Revenue from contracts with customers	43	8
Americas_ Others | Over time
Revenue
Revenue from contracts with customers	3,656	3,160
Europe
Revenue
Revenue from contracts with customers	9,423	7,884
Europe | At a point in time
Revenue
Revenue from contracts with customers	642	737
Europe | Over time
Revenue
Revenue from contracts with customers	8,781	7,147
Asia-Pacific
Revenue
Revenue from contracts with customers	5,915	5,160
Asia-Pacific | At a point in time
Revenue
Revenue from contracts with customers	1,435	1,137
Asia-Pacific | Over time
Revenue
Revenue from contracts with customers	4,480	4,023
Others
Revenue
Revenue from contracts with customers	963	674
Others | At a point in time
Revenue
Revenue from contracts with customers	8	6
Others | Over time
Revenue
Revenue from contracts with customers	$ 955	$ 668